Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

May 20, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated May 12, 2020, to the prospectus dated August 31, 2019, with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund, each a series of the Registrant (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated May 12, 2020 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0785.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP